Retained earnings	12 Months Ended
Sep. 30, 2022
Retained earnings
Retained earnings	23. Retained earnings

	2022	2021	2020
	$'000	$'000	$'000
At 1 October	(272,215)	(486)	82
Profit/(Loss) for the year	65,075	(271,729)	(568)
At 30 September	(207,140)	(272,215)	(486)